Related parties - Schedule of Transactions (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits	SFr 1.7	SFr 3.4	SFr 4.2
Post-employment benefits	4.9	1.1	0.3
Share-based compensation	12.7	13.8	13.8
On’s extended founder team	SFr 19.3	SFr 18.2	SFr 18.3